Note 17 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Jul. 31, 2023	Oct. 31, 2022
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 3,328,017	$ 2,657,540
Liabilities, fair value	3,238,741	2,561,421
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	101,585	104,951
Liabilities, fair value	103,827	107,367
Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	181,014	146,249
Liabilities, fair value	181,014	146,249
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets, book value	87,726	88,581
Assets, fair value	87,726	88,581
Securities [member]
Statement Line Items [Line Items]
Assets, book value	182,944	141,564
Assets, fair value	182,944	141,564
Loans, net [member]
Statement Line Items [Line Items]
Assets, book value	3,661,672	2,992,678
Assets, fair value	3,636,974	2,963,676
Other financial assets [member]
Statement Line Items [Line Items]
Assets, book value	5,248	4,727
Assets, fair value	$ 5,248	$ 4,727